Other operating expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total other operating expenses	kr 30,590	kr 10,925
Total other operating expenses	(30,590)	(10,925)
Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(26,222)	(18,063)
Total other operating expenses	26,222	18,063
Exchange Rate Losses [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(4,368)	(3,180)
Total other operating expenses	4,368	3,180
Write Off Of Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		10,318
Total other operating expenses		kr (10,318)